Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of retained earnings

	As of December 31,
	2019	2020
	RMB	RMB	US$
PRC statutory reserve funds	45,806	54,992	8,428
Unreserved retained earnings	1,899,132	802,196	122,942

Total retained earnings	1,944,938	857,188	131,370

Schedule of components of accumulated other comprehensive income
The components of accumulated other comprehensive income were as follows:

	Foreign currency translation adjustments	Unrealized gains on available- for-sale securities	Total
	RMB	RMB	RMB
Balance at January 1, 2018	84,222	(16)	84,206
Other comprehensive income (loss) before reclassification	182,978	(3,734)	179,244
Other comprehensive loss attribute to noncontrolling interests	(14,146)	—	(14,146)

Balance at December 31, 2018	253,054	(3,750)	249,304
Other comprehensive income before reclassification	77,097	10,913	88,010
Other comprehensive income attribute to noncontrolling interests	459	—	459

Balance at December 31, 2019	330,610	7,163	337,773
Other comprehensive loss before reclassification	(167,476)	(7,251)	(174,727)
Other comprehensive income attribute to noncontrolling interests	294	—	294

Balance at December 31, 2020	163,428	(88)	163,340

Balance at December 31, 2020, in US$	25,046	(13)	25,033